Note 2 - Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
		Fair v alue m easurements at December 31, 201 5 u sing
(in thousands)	December 31, 201 5	Quoted p rices in a ctive m arkets for i dentical a ssets (Level 1)	Significant o ther observable i nputs (Level 2)	Significant u nobservable i nputs (Level 3)
Liabilities:
Contingent purchase price consideration	$1,293	$—	$—	$1,293
Total	$1,293	$—	$—	$1,293
		Fair v alue m easurements at December 31, 201 4 u sing
(in thousands)	December 31, 201 4	Quoted p rices in a ctive m arkets for i dentical a ssets (Level 1)	Significant o ther observable i nputs (Level 2)	Significant u nobservable i nputs (Level 3)
Liabilities:
Contingent purchase price consideration	$1,218	$—	$—	$1,218
Total	$1,218	$—	$—	$1,218

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(in thousands)	201 5
Balance – beginning	$1,218
Change in fair value of c ontingent purchase price consideration	202
Foreign currency adjustment	(127)
Balance – ending	$1,293
(in thousands)	2014
Balance – beginning	$296
Change in fair value of warrant liability	22
Reclassification of liability to additional paid-in capital upon exercise of warrants	(318)
Contingent purchase price consideration	1,247
Change in fair value of c ontingent purchase price consideration	72
Foreign currency adjustment	(101)
Balance – ending	$1,218